Selected Quarterly Financial Data (Unaudited) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended																	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Quarterly Financial Information Disclosure [Abstract]
Revenues	$ 1,092,250	$ 998,387		$ 952,916		$ 980,866		$ 1,055,626		$ 955,638		$ 928,275		$ 955,502		$ 1,001,849		$ 3,987,795	$ 3,841,264	$ 3,628,287
Income (loss) from operations	96,860	53,554	[1],[2],[3]	(11,545)	[1],[2],[3]	48,720	[1],[2],[3]	90,408	[1],[2],[3]	60,963	[4],[5],[6]	21,042	[4],[5],[6]	40,754	[4],[5],[6]	90,693	[4],[5],[6]	181,137	213,452	168,911
Net income (loss)	65,056	20,663	[1],[2],[3],[7]	(33,755)	[1],[2],[3],[7]	20,564	[1],[2],[3],[7]	53,832	[1],[2],[3],[7]	33,253	[4],[5],[6]	1,368	[4],[5],[6]	16,443	[4],[5],[6]	58,115	[4],[5],[6]	61,304	109,179	59,176
Net income (loss) attributable to Bloomin’ Brands, Inc.	$ 63,223	$ 18,398	[1],[2],[3],[7]	$ (35,866)	[1],[2],[3],[7]	$ 17,440	[1],[2],[3],[7]	$ 49,999	[1],[2],[3],[7]	$ 30,531	[4],[5],[6]	$ 579	[4],[5],[6]	$ 14,003	[4],[5],[6]	$ 54,892	[4],[5],[6]	$ 49,971	$ 100,005	$ 52,968
Earnings per share:
Basic (in USD per share)	$ 0.52	$ 0.15		$ (0.31)		$ 0.16		$ 0.47		$ 0.28		$ 0.01		$ 0.13		$ 0.52		$ 0.45	$ 0.94	$ 0.50
Diluted (in USD per share)	$ 0.50	$ 0.15		$ (0.31)		$ 0.16		$ 0.47		$ 0.28		$ 0.01		$ 0.13		$ 0.52		$ 0.44	$ 0.94	$ 0.50

[1]	The fourth quarter of 2012 includes a gain of $3.5 million from the collection of proceeds and other related amounts from the 2009 sale of the Company’s Cheeseburger in Paradise concept (see Note 13).
[2]	The third quarter of 2012 includes approximately $42.1 million of transaction-related expenses that relate to costs incurred in association with the completion of the initial public offering in August 2012. These expenses primarily include $34.1 million of certain executive compensation costs and non-cash stock compensation charges recorded upon completion of the initial public offering and an $8.0 million management agreement termination fee (see Notes 3 and 19).
[3]	The first quarter of 2012 includes approximately $7.4 million of additional legal and other professional fees mainly resulting from amendment and restatement of a lease between OSI and PRP.
[4]	The fourth quarter of 2011 includes a $4.3 million loss from the sale of nine Company-owned Outback Steakhouse restaurants in Japan in October 2011 (see Note 8).
[5]	The second quarter of 2011 includes $5.8 million of expense related to a settlement of an IRS assessment of employment taxes.
[6]	The fourth quarter of 2011 includes $33.2 million of Recovery of note receivable from affiliated entity as a result of a settlement agreement with T-Bird that satisfied all outstanding litigation with T-Bird (see Note 19).
[7]	During 2012, the Company recorded losses on extinguishment and modification of debt for refinancing transactions of $2.9 million, $9.0 million, and $9.1 million, in the first, third, and fourth quarters, respectively (see Note 11).